Business Description (Details) - Schedule of the Company's principal subsidiaries and consolidated VIEs	12 Months Ended
Mar. 31, 2023
Hexindai Hong Kong Limited (“HK Hexindai”) [Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	May 17, 2016	[1]
Place of incorporation	Hong Kong	[1]
Percentage of legal ownership	100.00%	[1]
Principal activities	Investment holding	[1]
Beijing Hexin Yongheng Technology Development Co., Ltd. ( Wholly Owned Foreign Enterprise ,“WOFE”)[Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	August 8, 2016	[1]
Place of incorporation	PRC	[1]
Percentage of legal ownership	100.00%	[1]
Principal activities	Provision of consultancy and information technology (“IT”) support	[1]
Tianjin Haohongyuan Technology Co., Ltd. (“Tianjin Haohongyuan”)[Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	May 25, 2018
Place of incorporation	PRC
Percentage of legal ownership	100.00%
Principal activities	Provision of consultancy and IT support
HX Asia Investment Limited [Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	June 25, 2018	[1]
Place of incorporation	BVI	[1]
Percentage of legal ownership	100.00%	[1]
Principal activities	Investment holding	[1]
HX China Investment Limited [Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	January 16, 2019	[1]
Place of incorporation	BVI	[1]
Percentage of legal ownership	100.00%	[1]
Principal activities	Investment holding	[1]
Hexin Investment Private Limited [Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	July 15, 2020	[1]
Place of incorporation	Singapore	[1]
Percentage of legal ownership	100.00%	[1]
Principal activities	Investment holding	[1]
We Health Limited (“We Health”) [Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	July 8, 2021
Place of incorporation	New York
Percentage of legal ownership	100.00%
Principal activities	Investment holding
We Healthy Limited (“We Healthy”) [Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	December 15, 2021
Place of incorporation	Hong Kong
Percentage of legal ownership	51.00%
Principal activities	Investment holding
Akso Remote Medical Consultation Center Inc. (“Akso Remote Medical”) [Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	January 3, 2022
Place of incorporation	Wyoming
Percentage of legal ownership	100.00%
Principal activities	Provision of health treatment services
Akso Online MediTech Co., Ltd.(“Akso Online MediTech”) [Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	January 4, 2022
Place of incorporation	Wyoming
Percentage of legal ownership	100.00%
Principal activities	Sales of medical devices
Akso First Health Treatment Center Inc. (“Akso First Health”) [Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	January 4, 2022
Place of incorporation	Massachusetts
Percentage of legal ownership	100.00%
Principal activities	Provision of health treatment services
Qindao Akso Health Management Co., Limited [Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	January 26, 2022
Place of incorporation	PRC
Percentage of legal ownership	51.00%
Principal activities	Provision of health treatment services
Wusu Hexin Yongheng Trading Co., Ltd (“Wusu Company) [Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	August 28, 2017	[1]
Place of incorporation	PRC	[1]
Percentage of legal ownership		[1]
Principal activities	Trading branded products and product promotion	[1]
Hexin Digital Technology Co., Ltd.(“Hexin Digital”) [Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	August 1, 2019	[1]
Place of incorporation	PRC	[1]
Percentage of legal ownership		[1]
Principal activities	Provision of consultancy and IT support	[1]
Beijing Hexin Jiuding Technology Co., Ltd. (“ Hexin Jiuding ”) [Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	January 1, 2021	[1]
Place of incorporation	PRC	[1]
Percentage of legal ownership		[1]
Principal activities	Provision of consultancy and IT support	[1]

[1]	All the subsidiaries and consolidated VIEs were disposed in May 2023.